Goodwill and Other Purchased Intangible Assets (Details 3) $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2016	$ 16
2017	14
2018	12
2019	10
2020	$ 6